Significant Accounting Policies And New Standards After 2011	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies And New Standards After 2011 [Abstract]
Significant Accounting Policies And New Standards After 2011

2 Significant accounting policies and new standards after 2011

Principles for consolidated financial statements

The consolidated financial statements include the accounts of the Company together with its consolidated subsidiaries and all entities in which the Company holds a direct or indirect controlling interest, in such a way that the Company would have the power to direct the activities of the entity that most significantly impact the entity's economic performance and the obligation to absorb the losses or the right to receive benefits of the entity that could be potentially significant to the Company.

All intercompany balances and transactions have been eliminated in the consolidated financial statements. Net income (loss) includes the portion of the earnings of subsidiaries applicable to non-controlling interests. The income (loss) and equity attributable to non-controlling interests are disclosed separately in the consolidated statements of operations and in the consolidated balance sheets under non-controlling interests.

Business combinations are accounted for using the acquisition method. Under the acquisition method, the identifiable assets acquired, liabilities assumed and any non-controlling interest in the acquiree are recognized as at the acquisition date, which is the date on which control is transferred to the Company. Control is the power to govern the financial and operating policies of an entity so as to obtain benefits from its activities.

For acquisitions on or after January 1, 2010, the Company measures goodwill at the acquisition date as:

•	The fair value of the consideration transferred; plus

•	The recognized amount of any non-controlling interest in the acquiree; plus if the business combination is achieved in stages, the fair value of the existing equity interest in the acquiree; less

•	The net recognized amount (generally fair value) of the identifiable assets acquired and liabilities assumed

Costs related to the acquisition, other than those associated with the issue of debt or equity securities, that the Company incurs in connection with a business combination are expensed as incurred.

Any contingent consideration payable is recognized at fair value at the acquisition date. The contingent consideration is remeasured at fair value and changes in the fair value of the contingent consideration are recognized in the statement of operations.

Fair value measurements

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

•	Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly.

•

Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

Investments in equity-accounted investees

Investments in companies in which the Company does not have the ability to directly or indirectly control the financial and operating decisions, but does possess the ability to exert significant influence, are accounted for using the equity method. Generally, in the absence of demonstrable proof of significant influence, it is presumed to exist if at least 20% of the voting stock is owned. The Company's share of the net income of these companies is included in results relating to equity-accounted investees in the consolidated statements of operations.

The Company recognizes an impairment loss when an other-than-temporary decline in the value of an investment occurs.

When its share of losses exceeds the carrying amount of an investment accounted for by the equity method, the carrying amount of that investment is reduced to zero and recognition of further losses is discontinued unless the Company has guaranteed obligations of the investee or is otherwise committed to provide further financial support for the investee. Investments in equity-accounted investees include loans from the Company to these investees.

Accounting for capital transactions of a subsidiary or an equity-accounted investee

In accordance with ASC 810 "Consolidation" the Company recognizes dilution gains or losses related to changes in ownership of consolidated entities directly in equity. In case of loss of control of the subsidiary following such transaction the dilution gain or loss is recognized in the consolidated statement of operations. In accordance with ASC 323 "Investments—Equity Method and Joint Ventures", any dilution gain or loss related to entities in which the Company has a non-controlling interest is recognized in the statement of operations.

Dilution gains or losses are presented in the consolidated statement of operations in the line item other income and expense upon loss of control of subsidiaries. Dilution gains and losses related to equity-accounted investees are presented in the line item results relating to equity-accounted investees.

Loss of control

Upon the loss of control, the Company derecognizes the assets and liabilities of the subsidiary, any non-controlling interest and the other components of equity related to the subsidiary. If the Company retains a non-controlling interest in the entity, such interest is measured at fair value at the date that control is lost. Subsequently, the non-controlling interest is accounted for as an equity-accounted investee or as an available-for-sale financial asset, depending on the level of influence retained by NXP.

Foreign currencies

The Company uses the U.S. dollar as its reporting currency. The functional currency of the Holding company is the euro. For consolidation purposes, the financial statements of the entities within the Company with a functional currency other than the U.S. dollar, are translated into U.S. dollars. Assets and liabilities are translated using the exchange rates on the applicable balance sheet dates. Income and expense items in the statements of operations, statements of comprehensive income and statements of cash flows are translated at monthly exchange rates in the periods involved.

The effects of translating the financial position and results of operations from functional currencies are recognized in other comprehensive income and presented as a separate component of accumulated other comprehensive income (loss) within stockholder's equity. However, if the operation is a non-wholly owned subsidiary, then the relevant proportionate share of the translation difference is recorded under non-controlling interests. When the Company's ownership in a foreign operation is disposed of such that control, significant influence or joint control is lost, the related cumulative translation adjustments are recognized as income or expense as part of the gain or loss on the disposal. However, when the Company disposes only a part of its ownership interest in a foreign subsidiary while retaining control, the relevant proportion of the cumulative translation adjustments is reattributed to non-controlling interests. When the Company disposes of only part of its investment in a foreign equity-accounted investee, while retaining significant influence or joint control, the relevant proportion of the cumulative translation adjustments is recognized as income or expense as part of the gain or loss on the disposal. However, translation results from the Company's functional currency (euro) into the Company's reporting currency (U.S. dollar) will not be recycled to the statement of operations as long as there is the assumption that the proceeds from the sale will be reinvested.

The following table sets out the exchange rates for euros into U.S. dollars applicable for translation of NXP's financial statements for the periods specified.

	$ 1 per €
	period end	average1)	high	low
2009	1.4402	1.3978	1.2683	1.4916
2010	1.3370	1.3326	1.2183	1.4402
2011	1.2938	1.3908	1.2938	1.4531

(1)	The average rates are the average rates based on monthly quotations.

The functional currency of foreign entities is generally the local currency, unless the primary economic environment requires the use of another currency. When foreign entities conduct their business in economies considered to be highly inflationary, they record transactions in the Company's reporting currency instead of their local currency. Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions or valuation where items are remeasured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the statement of operations, except when the foreign exchange exposure is part of a qualifying cash flow or net investment hedge accounting relationship, in which case the related foreign exchange gains and losses are recognized directly in other comprehensive income and presented as a separate component of accumulated other comprehensive income (loss) within stockholders' equity. Currency gains and losses on intercompany loans that have the nature of a permanent investment are recognized as translation differences in other comprehensive income and are presented as a separate component of accumulated other comprehensive income (loss) within equity.

Derivative financial instruments including hedge accounting

The Company uses derivative financial instruments principally in the management of its foreign currency risks.

The Company measures all derivative financial instruments based on fair values derived from market prices of the instruments or from option pricing models, as appropriate, and records these as assets or liabilities in the balance sheet. Changes in the fair values are immediately recognized in the statement of operations unless cash flow hedge accounting is applied.

Changes in the fair value of a derivative that is highly effective and designated and qualifies as a cash flow hedge are recorded in accumulated other comprehensive income (loss), until earnings are affected by the variability in cash flows of the designated hedged item. The application of cash flow hedge accounting for foreign currency risks is limited to transactions that represent a substantial currency risk that could materially affect the financial position of the Company. Consequently, the application of cash flow hedge accounting seldom occurs.

Foreign currency gains or losses arising from the translation of a financial liability designated as a hedge of a net investment in a foreign operation are recognized directly in other comprehensive income, to the extent that the hedge is effective, and are presented as a separate component of accumulated other comprehensive income (loss) within stockholders equity.

To the extent that a hedge is ineffective, the ineffective portion of the fair value change is recognized in the consolidated statement of operations. When the hedged net investment is disposed of, the corresponding amount in the accumulated other comprehensive income is transferred to the statement of operations as part of the profit or loss on disposal.

On initial designation of the hedge relationship between the hedging instrument and hedged item, the Company documents this relationship, including the risk management objectives and strategy in undertaking the hedge transaction and the hedged risk, together with the methods that will be used to assess the effectiveness of the hedging relationship. The Company makes an assessment, both at the inception of the hedge relationship as well as on an ongoing basis, of whether the hedging instruments are expected to be "highly effective" in offsetting the changes in the fair value or cash flows of the respective hedged items attributable to the hedged risk, and whether the actual results of each hedge are within a range of 80-125 percent.

When cash flow hedge accounting is discontinued because it is probable that a forecasted transaction will not occur within a period of two months from the originally forecasted transaction date, the Company continues to carry the derivative on the consolidated balance sheets at its fair value, and gains and losses that were accumulated in other comprehensive income are recognized immediately in earnings. In situations in which hedge accounting is discontinued, the Company continues to carry the derivative at its fair value on the consolidated balance sheets, and recognizes any changes in its fair value in earnings.

Cash and cash equivalents

Cash and cash equivalents include all cash balances and short-term highly liquid investments with a maturity of three months or less at acquisition that are readily convertible into known amounts of cash. It also includes cash balances that cannot be freely repatriated. Cash and cash equivalents are stated at face value which approximates fair value.

Receivables

Receivables are carried at amortized cost, net of allowances for doubtful accounts and net of rebates and other contingent discounts granted to distributors. As soon as trade accounts receivable can no longer be collected in the normal way and are expected to result in a loss, they are designated as doubtful trade accounts receivable and valued at the expected collectible amounts. They are written off when they are deemed to be uncollectible because of bankruptcy or other forms of receivership of the debtors.

The allowance for doubtful trade accounts receivable takes into account objective evidence about credit-risk concentration, collective debt risk based on average historical losses, and specific circumstances such as serious adverse economic conditions in a specific country or region.

Inventories

Inventories are stated at the lower of cost or market, less advance payments on work in progress. The cost of inventories comprises all costs of purchase, costs of conversion and other costs incurred in bringing the inventories to their present location and condition. The costs of conversion of inventories include direct labor and fixed and variable production overheads, taking into account the stage of completion. The cost of inventories is determined using the first-in, first-out (FIFO) method. An allowance is made for the estimated losses due to obsolescence. This allowance is determined for groups of products based on purchases in the recent past and/or expected future demand and market conditions. Abnormal amounts of idle facility expense and waste are not capitalized in inventory. The allocation of fixed production overheads to the inventory cost is based on the normal capacity of the production facilities.

Other non-current financial assets

Other non-current financial assets include restricted liquid assets and guarantee deposits that are stated at face value which approximates fair value

Impairments of financial assets

A financial asset is considered to be impaired if objective evidence indicates that one or more events have had a negative effect on the estimated future cash flows of that asset. Any impairment loss is charged to the statement of operations.

Property, plant and equipment

Property, plant and equipment are stated at cost, less accumulated depreciation and impairment losses. Assets constructed by the Company include direct costs, overheads and interest charges incurred during the construction period. Government investment grants are deducted from the cost of the related asset. Depreciation is calculated using the straight-line method over the expected economic life of the asset. Depreciation of special tooling is also based on the straight-line method unless a depreciation method other than the straight-line method better represents the consumption pattern. Gains and losses on the sale of property, plant and equipment are included in other income and expense. Costs related to repair and maintenance activities are expensed in the period in which they are incurred. Plant and equipment under capital leases are initially recorded at the lower of the fair value of the leased property or the present value of minimum lease payments. These assets and leasehold improvements are amortized using the straight-line method over the shorter of the lease term or the estimated useful life of the asset.

The Company recognizes the fair value of an asset retirement obligation in the period in which it is incurred based on discounted projected cash flows in the absence of other observable inputs such as quoted prices, while an equal amount is capitalized as part of the carrying amount of the long-lived asset and subsequently depreciated over the estimated useful life of the asset.

Leases

The Company leases various office space and equipment. Leases in which a significant portion of the risks and rewards of ownership are retained by the lessor are classified as operating leases. Payments made under operating leases are recognized in the statement of operations on a straight-line basis over the term of the lease.

Leases in which the Company has substantially all the risk and rewards of ownership are classified as finance leases. Finance leases are capitalized at the lease's commencement at the lower of the fair value of the leased property or the present value of the minimum lease payments.

Each lease payment is allocated between the liability and finance charges. The interest element of the finance cost is charged to the statement of operations over the lease period so as to achieve a constant periodic rate of interest on the remaining balance of the lease obligation for each period. The lease obligations are included in other current and other non-current liabilities. The property, plant and equipment acquired under finance leases are depreciated using the straight-line method over the shorter of the estimated useful life of the assets or the lease term.

Goodwill

The Company accounts for goodwill in accordance with the provisions of ASC 350 " Intangibles —Goodwill and Other". Accordingly, goodwill is not amortized but tested for impairment annually in the fourth quarter or more frequently if events and circumstances indicate that goodwill may be impaired.

An impairment loss is recognized to the extent that the carrying amount of goodwill exceeds the asset's implied fair value. This determination is made at the business operating segment level, which is for the Company the reporting unit level in accordance with ASC 350, and consists of two steps. First, the Company determines the carrying value of each reporting unit by assigning the assets and liabilities, including the goodwill and intangible assets, to the reporting units. Furthermore, the Company determines the fair value of each reporting unit and compares it to the carrying amount of the reporting unit. If the carrying amount of a reporting unit exceeds the fair value of the reporting unit, the Company performs the second step of the impairment test. In the second step, the Company compares the implied fair value of the reporting unit's goodwill with the carrying amount of the reporting unit's goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit to all of the assets (recognized and unrecognized) and liabilities of the reporting unit in a manner similar to acquisition accounting in a business combination. The residual fair value after this allocation is the implied fair value of the reporting unit's goodwill. The Company generally determines the fair value of the reporting units based on discounted projected cash flows in the absence of other observable inputs such as quoted prices.

Intangible assets

Intangible assets (other than goodwill) with definitive lives arising from acquisitions are amortized using the straight-line method over their estimated useful lives. Remaining useful lives are evaluated every year to determine whether events and circumstances warrant a revision to the remaining period of amortization. The Company considers renewal and extension options in determining the useful life. However, based on experience the Company concluded that these assets have no extension or renewal possibilities. In-process research and development ("IPR&D") projects acquired as part of a business combination with no alternative use are capitalized and indefinitely lived until completion or abandonment of the associated R&D efforts in accordance with ASC 350 "Intangibles—Goodwill and Other". Upon completion of each project, IPR&D assets are amortized over their estimated useful lives. During development IPR&D, assets are not amortized but tested annually for impairment. There are currently no intangible assets with indefinite lives. Patents, trademarks and other intangible assets acquired from third parties are capitalized at cost and amortized over their estimated remaining useful lives.

Certain costs relating to the development and purchase of software for internal use are capitalized and subsequently amortized over the estimated useful life of the software in conformity with ASC 350.

Impairment or disposal of intangible assets other than goodwill and tangible fixed assets

The Company accounts for intangible assets other than goodwill and tangible fixed assets in accordance with the provisions of ASC 360 "Property, Plant and Equipment". Long-lived assets other than goodwill are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset with future undiscounted net cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future undiscounted cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the fair value of the asset. The Company determines the fair value based on discounted projected cash flows. The review for impairment is carried out at the level where discrete cash flows occur that are largely independent of other cash flows in the absence of other observable inputs such as quoted prices. For the Manufacturing Operations segment, the review of impairment of long-lived assets is carried out on a Company-wide basis, as Manufacturing Operations is the shared manufacturing base for the other business segments with, for this purpose, no discrete cash flows that are largely independent of other cash flows. Assets held for sale are reported at the lower of the carrying amount or fair value, less cost to sell.

Non-current assets held for sale and disposal groups

Non-current assets and disposal groups are classified as held for sale if their carrying amount will be recovered through a sale transaction rather than through continuing use. For this to be the case the asset (or disposal group) must be available for immediate sale in its present condition and the sale must be highly probable.

Non-current assets (or disposal groups) classified as held for sale are measured at the lower of the asset's carrying amount and the fair value less costs to sell. The Company determines the fair value based on discounted projected cash flows in the absence of other observable inputs such as quoted prices. Depreciation or amortization of an asset ceases when it is classified as held for sale, or included within a disposal group that is classified as held for sale.

Discontinued operations

A discontinued operation is a component of the Company that either has been disposed of, or that is classified as held for sale, and: (i) represents a separate major line of business or geographical area of operations that can be clearly distinguished from the rest of the Company in terms of operations and cash flows or (ii) is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations. Generally, a major line of business is a segment or business unit. Discontinued operations are carried at the lower of carrying amount or fair value less cost to sell. The Company determines the fair value based on discounted projected cash flows in the absence of other observable inputs such as quoted prices. Results from discontinued operations until the date of disposal are presented separately as a single amount in the consolidated statements of operations together with any gain or loss from disposal. Results from discontinued operations are reclassified for all periods presented and reflected as income (loss) from discontinued operations, net of tax, within the consolidated statements of operations.

Research and development

Costs of research and development are expensed in the period in which they are incurred, except for in-process research and development assets acquired in business combinations, which are capitalized and, after completion, are amortized over their estimated useful lives.

Advertising

Advertising costs are expensed when incurred.

Provisions and accruals

The Company recognizes provisions for liabilities and probable losses that have been incurred as of the consolidated balance sheet dates and for which the amount is uncertain but can be reasonably estimated.

Provisions of a long-term nature are stated at present value when the amount and timing of related cash payments are fixed or reliably determinable unless discounting is prohibited under U.S. GAAP. Short-term provisions are stated at undiscounted values.

The Company accrues for losses associated with environmental obligations when such losses are probable and reasonably estimable. Measurement of liabilities is based on current legal requirements and existing technology. Liabilities and virtually certain insurance recoveries, if any, are recorded separately. The carrying amount of liabilities is regularly reviewed and adjusted for new facts or changes in law or technology.

Restructuring

The provision for restructuring relates to the estimated costs of initiated reorganizations that have been approved by Management, and which involve the realignment of certain parts of the industrial and commercial organization.

When such reorganizations require discontinuance and/or closure of lines of activities, the anticipated costs of closure or discontinuance are included in restructuring provisions only when the liability is incurred in accordance with ASC 420 "Exit or Disposal Cost Obligations". The liability is initially measured at fair value. The Company determines the fair value based on discounted projected cash flows in the absence of other observable inputs such as quoted prices.

One-time employee termination benefits are recognized, in accordance with ASC 420, ratably over the future service period when those employees are required to render services to the Company, if that period exceeds 60 days or a longer legal notification period.

However, generally, employee termination benefits are covered by a contract or an ongoing benefit arrangement and are recognized in accordance with ASC 712 "Compensation—Nonretirement Postemployment Benefits" when it is probable that the employees will be entitled to the benefits and the amounts can be reasonably estimated.

Guarantees

The Company complies with ASC 460 "Guarantees". The Company recognizes, at the inception of a guarantee, a liability at the fair value of the obligation incurred, for guarantees within the scope of the recognition criteria. The Company determines the fair value based on either quoted prices for similar guarantees or discounted projected cash flows, whichever is available.

Debt and other liabilities

Debt and other liabilities, other than provisions, are stated at amortized cost. Debt issue costs are not expensed immediately but are reported as deferred charges and subsequently amortized over the term of the debt using the effective interest rate method. Unless the exchange would meet the criteria for troubled debt restructuring, debt that has been exchanged for other debt is initially measured at fair value in accordance with the provisions of ASC 470 "Debt". Any gain or loss resulting from the exchange and adjusted for the unamortized portion of debt issue costs for the exchanged debt is immediately recognized and recorded within financial income (expense). The Company determines the fair value based on quoted prices for the instruments or quoted prices for similar instruments. In the rare cases that such observable inputs are not available the Company determines the fair value based on discounted projected cash flows.

Loans that are hedged under a fair value hedge are remeasured for the changes in the fair value that are attributable to the risk that is being hedged.

Segment reporting

An operating segment is a component of the Company that engages in business activities from which it may earn revenue and incur expenses, including revenue and expenses that relate to transactions with any of the other components of the Company. All operating segments' operating results are reviewed regularly by the Chief Operating Decision Maker (CODM) to make decisions about resources to be allocated to the segment and to assess its performance and for which discrete financial information is available.

Segment results that are reported to the CODM include items directly attributable to a segment as well as those that can be allocated on a reasonable basis. Unallocated items comprise mainly corporate assets, head office expenses and deferred income tax assets and liabilities.

In compliance with ASC 280 "Segment Reporting", NXP's reportable operating segments comprise High Performance Mixed Signal, Standard Products, and Manufacturing Operations.

Earnings per share

Basic earnings per share attributable to stockholders is calculated by dividing net income or loss attributable to stockholders of the Company by the weighted average number of common shares outstanding during the period, adjusted for treasury shares held.

Diluted earnings per share attributable to stockholders is determined by dividing net income or loss attributable to stockholders of the Company by the weighted average number of common shares outstanding, adjusted for treasury shares held, for the effects of all potentially dilutive common shares, which comprise share options and equity rights granted to employees.

Revenue recognition

The Company's revenue is primarily derived from made-to-order sales to Original Equipment Manufacturers ("OEMs") and similar customers. The Company's revenue is also derived from sales to distributors.

The Company applies the guidance in SEC Staff Accounting Bulletin (SAB) Topic 13 'Revenue Recognition' and recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred or the service has been provided, the sales price is fixed or determinable, and collection is reasonably assured, based on the terms and conditions of the sales contract. For made-to-order sales, these criteria are met at the time the product is shipped and delivered to the customer and title and risk have passed to the customer. Examples of delivery conditions typically meeting these criteria are 'Free on board point of delivery' and 'Costs, insurance paid point of delivery'. Generally, the point of delivery is the customer's warehouse. Acceptance of the product by the customer is generally not contractually required, since, for made-to-order customers, design approval occurs before manufacturing and subsequently delivery follows without further acceptance protocols. Payment terms used are those that are customary in the particular geographic market. When management has established that all aforementioned conditions for revenue recognition have been met and no further post-shipment obligations exist, revenue is recognized.

For sales to distributors, the same recognition principles apply and similar terms and conditions as for sales to other customers are applied. However, for some distributors contractual arrangements are in place, which allow these distributors to return products if certain conditions are met. These conditions generally relate to the time period during which return is allowed and reflect customary conditions in the particular geographic market. Other return conditions relate to circumstances arising at the end of a product life cycle, when certain distributors are permitted to return products purchased during a pre-defined period after the Company has announced a product's pending discontinuance. Long notice periods associated with these announcements prevent significant amounts of product from being returned, however. Repurchase agreements with OEMs or distributors are not entered into by the Company.

For sales where return rights exist, the Company has determined, based on historical data, that only a very small percentage of the sales to this type of distributors is actually returned. In accordance with these historical data, a pro rata portion of the sales to these distributors is not recognized but deferred until the return period has lapsed or the other return conditions no longer apply.

Revenue is recorded net of sales taxes, customer discounts, rebates and other contingent discounts granted to distributors. Shipping and handling costs billed to customers are recognized as revenue. Expenses incurred for shipping and handling costs of internal movements of goods are recorded as cost of revenue. Shipping and handling costs related to revenue to third parties are reported as selling expenses.

Royalty income, which is generally earned based upon a percentage of revenue or a fixed amount per product sold, is recognized on an accrual basis. Royalty income, other license income or other income related to R&D arrangements and that is received in the form of non-refundable upfront payments is recognized as revenue pro rata over the term of the contract unless a separate earnings process has been completed. Income from the sale of patents is also reported as revenue. The carrying value of the sold patents is reported as cost of sales. Government grants, other than those relating to purchases of assets, are recognized as income as qualified expenditures are made. Software revenue is recognized in accordance with ASC 985 "Software Revenue Recognition" when the 4 criteria of SAB Topic 13 are met.

Income from the sale of tangible fixed assets is reported as other income. The carrying value of these sold assets is reported as other expense at the time of the sale.

Financial income and expense

Financial income comprises interest income on funds invested and the net gain on the disposal of available-for-sale securities and other financial assets.

Financial expense comprise interest expense on borrowings, accretion of the discount on provisions and contingent consideration, losses on disposal of available-for-sale financial assets, impairment losses recognized on financial assets (other than trade receivables) and losses on hedging instruments recognized in the statement of operations.

Borrowing costs that are not directly attributable to the acquisition, construction or production of property, plant and equipment are recognized in the statement of operations using the effective interest method.

Foreign currency gains and losses, not related to accounts receivable, accounts payable and intercompany current accounts, are reported on a net basis as either financial income or financial expense in the statement of operations depending on whether foreign currency movements are in a net gain or net loss position. Foreign currency gains and losses on accounts receivable, accounts payable and intercompany current accounts that are not hedged in a net investment hedge are reported under cost of revenue in the statement of operations.

Income taxes

Income taxes in the consolidated financial statements are accounted for using the asset and liability method. Income tax is recognized in the statement of operations except to the extent that it relates to an item that is initially recognized directly within equity, including other comprehensive income (loss), in which case the related tax effect is also recognized there.

Current tax is the expected tax payable on the taxable income for the year, using the tax rates enacted at the balance sheet date, and any adjustment to tax payable in respect of previous years. Income tax payable includes amounts payable to tax authorities. Deferred tax assets and liabilities are recognized for the expected tax consequences of temporary differences between the tax basis of assets and liabilities and their reported amounts. Measurement of deferred tax assets and liabilities is based upon the enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statements of operations in the period that includes the enactment date of the change. Deferred tax assets, including assets arising from loss carryforwards, are recognized, net of a valuation allowance, if it is more likely than not that the asset or a portion thereof will be realized. Deferred tax assets and liabilities are not discounted. Deferred tax liabilities for withholding taxes are recognized for subsidiaries in situations where the income is to be paid out as dividends in the foreseeable future, to the extent that these withholding taxes are not expected to be refundable and deductible.

Income tax benefit from an uncertain tax position is recognized only if it is more likely than not that the tax position will be sustained upon examination by the relevant taxing authorities, based on the technical merits of the position. The income tax benefit recognized in the financial statements from such position is measured based on the largest benefit that is more than 50% likely to be realized upon settlement with a taxing authority that has full knowledge of all relevant information. The liability for unrecognized tax benefits including related interest and penalties is recorded under provisions in the balance sheet as current or non-current based on the timing of the expected payment. Penalties are recorded as income tax expense, whereas interest is reported as financial expense in the statement of operations.

Benefit accounting

The Company accounts for the cost of pension plans and postretirement benefits other than pensions in accordance with ASC 715 "Compensation-Retirement Benefits".

The Company's employees participate in pension and other postretirement benefit plans in many countries. The costs of pension and other postretirement benefits and related assets and liabilities with respect to the Company's employees participating in defined-benefit plans have been recognized within the consolidated financial statements based upon actuarial valuations. Some of the Company's defined-benefit pension plans are funded with plan assets that have been segregated and restricted in a trust, foundation or insurance company to provide for the pension benefits to which the Company has committed itself.

The net pension liability or asset recognized in the balance sheet in respect of defined benefit pension plans is the present value of the projected defined-benefit obligation less the fair value of plan assets at the balance sheet date.

Most of our plans result in a pension provision (no assets for the plan) or a net pension liability.

The projected defined-benefit obligation is calculated annually by qualified actuaries using the projected unit credit method. For the Company's major plans, the discount rate is derived from market yields on high quality corporate bonds. Plans in countries without a deep corporate bond market use a discount rate based on the local government bond rates.

Pension costs in respect of defined-benefit pension plans primarily represent the increase in the actuarial present value of the obligation for pension benefits based on employee service during the year and the interest on this obligation in respect of employee service in previous years, net of the expected return on plan assets and net of employee contributions.

Actuarial gains and losses arise mainly from changes in actuarial assumptions and differences between actuarial assumptions and what has actually occurred. They are recognized in the statement of operations, over the expected average remaining service periods of the employees only to the extent that their net cumulative amount exceeds 10% of the greater of the present value of the obligation or of the fair value of plan assets at the end of the previous year (the corridor). Events which invoke a curtailment or a settlement of a benefit plan will be recognized in our statement of operations.

Unrecognized prior-service costs related to pension plans and postretirement benefits other than pensions are amortized to the statements of operations over the average remaining service period of the active employees.

Contributions to defined-contribution and multi-employer pension plans are recognized as an expense in the statements of operations as incurred.

In accordance with the requirements of ASC 715, if the projected benefit obligation exceeds the fair value of plan assets, we recognize in the consolidated balance sheet a liability that equals the excess. If the fair value of plan assets exceeds the projected benefit obligation, we recognize in the balance sheet an asset that equals the excess.

The Company determines the fair value based on quoted prices for the plan assets or comparable prices for non-quoted assets. For a defined-benefit pension plan, the benefit obligation is the projected benefit obligation; for any other postretirement defined benefit plan it is the accumulated postretirement benefit obligation.

The Company recognizes as a component of other comprehensive income, net of taxes, the gains or losses and prior service costs that arise during the year but are not recognized as a component of net periodic benefit cost pursuant to ASC 715. Amounts recognized in accumulated other comprehensive income, including the gains or losses and the prior services costs are adjusted as they are subsequently recognized as components of net periodic benefit costs pursuant to the recognition provisions of ASC 715.

For all of the Company's defined pension benefit plans, the measurement date is year-end.

Share-based compensation

Share-based payment plans were first introduced by NXP Semiconductors N.V. for NXP employees in 2007 and new plans were introduced after NXP Semiconductors' initial public offering of common shares in the United States in 2010. All plans are accounted for in accordance with the provisions of ASC 718 "Compensation—Stock Compensation" at the estimated fair value of the equity instruments measured at the grant date. For the grants issued up to August 2010 under the 2007 plans, the Company used a binomial option-pricing model to determine the estimated fair value of the options and determined the fair value of the equity rights on the basis of the estimated fair value of the Company, using a discounted cash flow technique. For grants issued since August 2010 the Company uses the Black-Scholes-Merton method. The estimated fair value of the equity instruments is recognized as compensation expense over the vesting period on a straight-line basis taking into account estimated forfeitures.

The share-based compensation plans that the Company's employees participate in contain contingent cash settlement features upon an exit or change in control in combination with a termination of employment. The Company has concluded that the likelihood of these events occurring is remote and therefore not probable. Also, upon death or disablement the Company may offer cash settlement, but the employee or his dependents must consent. Therefore, the Company has concluded that the requirement in ASC 718 that share options and restricted shares that have contingent cash settlement features that are outside the control of the employee, such as a change in control or the death or disability of an employee, to be accounted for as liabilities rather than equity if the contingent event is probable of occurring, is not applicable to the Company. However, if it is determined that vested share-based payment rights will become cash settled such instruments will be recorded as liabilities at fair value at the date of such event.

During 2009, NXP Semiconductors N.V. executed an option exchange program for options granted in 2007, 2008 and 2009 which were estimated to be deeply out of the money. Under this option exchange program, options with new exercise prices, different volumes and—in certain cases—revised vesting schedules were granted to eligible individuals, in exchange for their owned options. By accepting the new options, all options (vested and unvested) owned by the eligible individuals were cancelled. As of May 2009 until August 2010, options were granted to eligible individuals under the revised stock option program. In accordance with the provisions of ASC 718 the unrecognized portion of the compensation costs of the cancelled options continues to be recognized over their remaining requisite vesting period. For the replacement options the compensation costs are determined as the difference between the fair value of the cancelled options immediately before the grant date of the replacement option and the fair value of these replacement options at the grant date. This compensation cost will be recognized in accordance with the vesting schedule over the remaining vesting period. Since November 2010, following NXP Semiconductors N.V. becoming a listed company, new option programs and share programs were launched in addition to the option program and equity rights program launched before November 2010.

Share capital

Common shares are classified as equity. Incremental costs directly attributable to the issue of common shares are recognized as a deduction from stockholder's equity, net of any tax effects.

When NXP buys its own shares, the amount of the consideration paid, including directly attributable costs, net of any tax effects, is recognized as a deduction from stockholder's equity under treasury stock. Any gain on the subsequent sale or reissuance of treasury stock is recognized directly in stockholder's equity on the line item capital in excess of par value. Losses are also recognized in that line item in as far as gains from previous sales are included therein. Otherwise, losses are charged to retained earnings/accumulated deficit.

Cash flow statements

Cash flow statements have been prepared using the indirect method. Cash flows in foreign currencies have been translated into U.S. dollar using the weighted average rates of exchange for the periods involved.

Cash flows from derivative instruments that are accounted for as fair value hedges or cash flow hedges are classified in the same category as the cash flows from the hedged items. Cash flows from other derivative instruments are classified consistent with the nature of the instrument.

Concentration of risk

The Company's revenue is for a large part dependent on a limited number of customers, none of which individually exceeds 10% of total revenue. Furthermore, the Company is using outside suppliers or foundries for a portion of its manufacturing capacity.

We have operations in Europe and Asia subject to collective bargaining agreements which could pose a risk to the Company in the near term but we do not expect that our operations will be disrupted if such is the case.

Accounting standards adopted in 2011

The following accounting pronouncements that are relevant to the Company became effective in 2011 and were adopted by the Company.

•	Accounting Standards Update No. 2009-13 "Revenue Recognition (ASC 605). Multiple-Deliverable Revenue Arrangements; a consensus of the FASB Emerging Issues Task Force"

ASU 2009-13, issued in October 2009, changes the guidance regarding revenue recognition for multiple-element arrangement and relaxes some of the earlier requirements. Since NXP is not typically involved in these types of arrangements the impact is insignificant. The new guidance became effective prospectively for the Company for arrangements entered into or materially modified beginning January 1, 2011.

•	ASU No. 2010-17 "Revenue Recognition-Milestone Method (ASC 605). A consensus of the FASB Emerging Issues Task Force"

The ASU specifically affects vendors that provide research or development deliverables in arrangements in which one or more payments are contingent upon achieving uncertain future events or circumstances.

Although NXP is involved in these types of arrangements, the revenue from these arrangements is not material. Therefore this ASU is not expected to have a significant effect on the Company's financial statements. The ASU became effective for NXP as of July, 2010.

•	ASU No. 2009-14 "Software. Certain Revenue Arrangements That Include Software Elements"

This update is effective for the Company beginning January 1, 2011. The Company adopted the accounting guidance as of its effective date. The ASU has no significant effect on the financial statements.

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ASU No. 2010-28 "Intangibles-Goodwill and Other (Topic 350). When to perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts, a consensus of the FASB Emerging Issues Task Force"

The ASU became effective for NXP on January 1, 2011 but has no retroactive effects. On a prospective basis, if a reporting unit of NXP (a segment) has a zero or negative carrying value, we should consider factors that would otherwise indicate a possible impairment situation. The Company adopted the accounting guidance as of its effective date.

•	ASU No. 2010-29 "Business Combinations (Topic 805). Disclosure of Supplementary Pro Forma Information for Business Combinations, a consensus of the FASB Emerging Issues Task Force"

The amendments became effective prospectively for NXP on January 1, 2011 but have no immediate effect.

•	ASU No. 2011-09 "Compensation – Retirement Benefits – Multiemployer Plans (Subtopic 715-80). Disclosures about an Employer's Participation in a Multiemployer Plan"

On September 21, 2011 the FASB issued ASU 2011-09. This update requires that employers provide additional separate disclosures for multiemployer pension plans and multiemployer other postretirement benefit plans.

The current recognition and measurement guidance for an employer's participation in a multiemployer plan is unchanged by these amendments. For NXP this ASU became effective in 2011 and is to be applied retrospectively. The number of significant multiemployer plans is limited to one plan in the Netherlands for which we have disclosed the publicly available quantitative information.

New standards to be adopted after 2011

The FASB issued several pronouncements, of which the following are to various degrees of relevance to the Company and which were not yet effective in 2011.

•	ASU No. 2011-04 "Fair Value Measurement (Topic 820). Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs"

In May 2011 the FASB issued ASU 2011-04, which provides guidance about fair value measurements and related disclosures.

The new guidance changes some fair value measurement principles and disclosure requirements. The key changes to U.S. GAAP that could potentially impact NXP are:

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The new guidance states that the concepts of highest and best use and valuation premise are only relevant when measuring the fair value of non-financial assets (that is, it does not apply to financial assets or any liabilities).

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The new guidance extends the prohibition on using a blockage factor to all fair value measurements. Premiums or discounts related to size as a characteristic of the entity's holding (that is, a blockage factor) instead of as a characteristic of the asset or liability (for example, a control premium), are not permitted.

–	The new guidance does not apply to instruments issued as share-based compensation.

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The most significant change in disclosures requires for recurring Level 3 fair value measurements, to disclose quantitative information about unobservable inputs used, a description of the valuation processes used by the entity, and a qualitative discussion about the sensitivity of the measurements. New disclosures are required about the level in the fair value hierarchy of assets and liabilities not recorded at fair value but where fair value is disclosed.

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The ASU becomes effective for NXP as from January 1, 2012. It is not expected to have a significant impact on the Company's fair value measurements. The disclosure requirements will result in more extensive disclosures about valuation processes and sensitivity analysis.

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ASU No. 2011-05 "Comprehensive Income (Topic 220). Presentation of Comprehensive Income" and ASU No. 2011-12 "Comprehensive Income (Topic 220). Deferral of the Effective date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05"

ASU 2011-05 requires presenting comprehensive income either in one single statement of comprehensive income or in 2 consecutive statements. The latter is currently the presentation manner of NXP.

The FASB issued ASU 2011-12 in December 2011, which deferred certain requirements of ASU No. 2011-05. These amendments are being made to allow the FASB time to re-deliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income for all periods presented. The new guidance is to be applied retrospectively.

ASU 2011-05 does not provide new requirements for the components of other comprehensive income or other accounting-related matters. The ASUs become effective for NXP beginning January 1, 2012.

•	ASU No. 2011-08 "Intangibles – Goodwill and Other (Topic 350). Testing Goodwill for Impairment"

Under the amendments in this Update, an entity has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. However, if an entity concludes otherwise, then it is required to perform the first step of the two-step impairment test by calculating the fair value of the reporting unit and comparing the fair value with the carrying amount of the reporting unit. The update becomes effective for NXP on January 1, 2012 but is not expected to have a significant impact.

•	ASU No. 2011-11 "Balance Sheet (Topic 210). Disclosures about Offsetting Assets and Liabilities"

ASU 2011-11 was issued by the FASB in December 2011 with an effective date for NXP of January 1, 2013 and requiring retrospective application to prior periods reported in the filings.

The ASU primarily requires more extensive disclosures about financial assets and financial liabilities that have been offset in the statement of financial position or that were allowed to be offset but for which the Company made an accounting policy choice not to offset. The disclosures are either by type of financial asset and financial liability or by counterparty. The offsetting conditions were not changed by the ASU. The Company is in the process of evaluating the impact of adopting ASU No. 2011-11 on its disclosures.